PATENTS AND LICENSES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
PATENTS AND LICENSES

7. PATENTS AND LICENSES

Cost
Balance, January 1, 2021	$837,102
Additions	159,359

Balance, December 31, 2021	996,461
Additions	62,475

Balance, December 31, 2022	1,058,936
Additions	79,111

Balance, December 31, 2023	1,138,047

Accumulated Amortization
Balance, January 1, 2021	398,425
Amortization	69,560

Balance, December 31, 2021	467,985
Amortization	80,246

Balance, December 31, 2022	548,231
Amortization	87,761

Balance, December 31, 2023	635,992

Carrying Amounts

At December 31, 2021	$528,476
At December 31, 2022	$510,705
At December 31, 2023	$502,055